Borrowings - Future Payments of Long Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LONG TERM DEBT BY MATURITY [Abstract]
2020	$ 13,360
2021	110,257
2022	389,205
2023	5,012
2024	2,443
2025 and thereafter	82
Total	$ 520,359	$ 538,168